Finance income (costs) (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income Cost [Line Items]
Related party finance costs	£ (483)	£ (709)
Bad debt write-off	(14)		£ (15)
Fair value losses		18
Interest expense on leases	(77)	(74)	(46)
Other finance cost	(1)	(6)	(5)
Total finance costs	(575)	(807)	(66)
Fair value gains	32,578
Other finance income	12
Total finance income	32,590
Total finance income/(cost)	32,015	£ (807)	£ (66)
Convertible Senior Secured Notes
Finance Income Cost [Line Items]
Fair value gains	26,876
Warrant liabilities
Finance Income Cost [Line Items]
Fair value gains	£ 6,817